Restricted Net Assets (Details) - 6 months ended Jun. 30, 2026 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Restricted Net Assets [Abstract]
Percentage of annual after-tax profit	10.00%
Percentage of general reserve fund	50.00%
Restricted net assets	¥ 223,592	$ 32,953